PROVISIONS AND CONTINGENT LIABILITIES - Possible losses (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Contingent liabilities
Contingent liability on legal proceedings	R$ 48,157,994	R$ 49,849,490
Labor
Contingent liabilities
Contingent liability on legal proceedings	4,500,051	5,900,822
Tax
Contingent liabilities
Contingent liability on legal proceedings	8,818,294	12,131,337
Civeis
Contingent liabilities
Contingent liability on legal proceedings	R$ 34,839,649	R$ 31,817,331